Statement of Cash Flow Information (Non-Cash Additions and Non-Cash Revenue) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonmonetary Transaction [Line Items]
Non-monetary exchanges related to resale licensing revenue	$ 324	$ 709	$ 1,554	$ 7,609	$ 4,000
Non-monetary exchanges from underwriting of new data acquisition			4,122	2,687	3,222
Other non-monetary exchanges			0	98	124
Completion of data in progress from prior non-monetary exchanges	2,392	0	142	0	3,199
Less: Non-monetary exchanges for data in progress			(2,442)	(179)	0
Total non-cash additions to seismic data library	2,716	709	3,376	10,215	10,545
Non-cash revenue	635	2,115	8,518	9,514	9,864
Underwriting [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	57	1,268	5,452	2,274	2,677
Specific Data Licenses and Selections [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	578	827	3,046	7,169	7,187
Solutions [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	$ 0	$ 20	$ 20	$ 71	$ 0